Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 26,606,601	$ 28,715,543
Less: Allowance for credit losses	(9,898,721)	(11,434,431)
Accounts receivable, net	$ 16,707,880	$ 17,281,112